Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 642,739	₩ 538,780
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	228,898	184,082
Short-term financial instruments
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	324,304	277,215
Accounts receivable, net
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	81,152	71,213
Other receivables, net
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	16	7
Other current financial assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,602	4,439
Other non-current financial assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 1,767	₩ 1,824